UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE ETF TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

(Name and Address of Agent for Service)

Copy to:

Christopher A. Madden

Vice President and Managing Counsel

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, MA 02111

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

SPDR SSgA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Multi-Asset Real Return Portfolio. The schedule of investments for the SSgA Multi-Asset Real Return Portfolio follows.

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.7%
COMMODITIES — 13.0%
PowerShares DB Commodity Index Tracking Fund (a)	647,488	$16,679,291
PowerShares DB Gold Fund (a)	30,422	1,361,993
PowerShares DB Oil Fund (a)	695	19,071

		18,060,355

INFLATION LINKED — 25.0%
SPDR Barclays TIPS ETF (b)	379,872	21,204,455
SPDR DB International Government Inflation-Protected Bond ETF (b)	226,532	13,499,042

		34,703,497

NATURAL RESOURCES — 43.0%
Market Vectors Gold Miners ETF	53,540	1,341,712
PowerShares Global Agriculture Portfolio	168,473	4,781,264
SPDR S&P Global Natural Resources ETF (b)	890,918	43,164,977
SPDR S&P International Energy Sector ETF (b)	110,397	2,778,693
SPDR S&P Metals & Mining ETF (b)	128,676	4,713,402
The Energy Select Sector SPDR Fund (b)	33,073	2,741,090

		59,521,138

REAL ESTATE — 18.7%
SPDR Dow Jones International Real Estate ETF (b)	352,241	14,839,913
SPDR Dow Jones REIT ETF (b)	151,512	11,049,770

		25,889,683

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $142,957,149)		$138,174,673

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.06% (b) (c) (Cost $233,795)	233,795	233,795

TOTAL INVESTMENTS — 99.9% (d)
(Cost $143,190,944)		138,408,468

OTHER ASSETS & LIABILITIES — 0.1%		92,697

NET ASSETS — 100.0%		$138,501,165

(a)	Qualified Publicly Traded Partnerships.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR SSgA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Income Allocation Portfolio. The schedule of investments for the SSgA Income Allocation Portfolio follows.

SSgA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.1%
DOMESTIC EQUITY — 23.4%
SPDR S&P Dividend ETF (a)	225,591	$15,552,244
SPDR Wells Fargo Preferred Stock ETF (a)	174,680	7,137,425
The Utilities Select Sector SPDR Fund (a)	55,301	2,065,492

		24,755,161

DOMESTIC FIXED INCOME — 34.5%
SPDR Barclays Aggregate Bond ETF (a)	8,133	463,337
SPDR Barclays Convertible Securities ETF (a)	34,386	1,554,247
SPDR Barclays High Yield Bond ETF (a)	209,016	8,327,197
SPDR Barclays Long Term Corporate Bond ETF (a)	404,195	14,939,047
SPDR Barclays Long Term Treasury ETF (a)	154,349	9,646,813
SPDR Nuveen Barclays Build America Bond ETF (a)	27,982	1,502,913

		36,433,554

INFLATION LINKED — 5.0%
SPDR Barclays TIPS ETF (a)	93,665	5,228,380

INTERNATIONAL EQUITY — 22.4%
SPDR EURO STOXX 50 ETF (a)	42,423	1,628,195
SPDR S&P Emerging Markets Dividend ETF (a)	127,227	5,139,971
SPDR S&P Global Infrastructure ETF (a)	122,043	5,303,989
SPDR S&P International Dividend ETF (a)	134,095	6,258,213
SPDR S&P International Telecommunications Sector ETF (a)	40,238	1,077,976
SPDR STOXX Europe 50 ETF (a)	115,202	4,214,089

		23,622,433

INTERNATIONAL FIXED INCOME — 4.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	104,904	3,171,248
SPDR Barclays International Corporate Bond ETF (a)	29,379	1,062,932

		4,234,180

Security Description	Shares	Value
REAL ESTATE — 9.8%
SPDR Dow Jones International Real Estate ETF (a)	137,636	$5,798,605
SPDR Dow Jones REIT ETF (a)	62,671	4,570,596

		10,369,201

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $108,623,687)		$104,642,909

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.06% (a) (b) (Cost $729,440)	729,440	729,440

TOTAL INVESTMENTS — 99.8% (c)
(Cost $109,353,127)		105,372,349

OTHER ASSETS & LIABILITIES — 0.2%		226,736

NET ASSETS — 100.0%		$105,599,085

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR SSgA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Global Allocation Portfolio. The schedule of investments for the SSgA Global Allocation Portfolio follows.

SSgA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 97.8%
DOMESTIC EQUITY— 23.6%
SPDR S&P 500 ETF Trust (a)	30,720	$5,164,032
SPDR S&P 500 Value ETF (a)	12,049	1,022,960
SPDR S&P 600 Small Cap ETF (a)	16,604	1,591,327
SPDR S&P Dividend ETF (a)	7,553	520,704
SPDR S&P MidCap 400 ETF Trust (a)	4,624	1,046,550
The Consumer Discretionary Select Sector SPDR Fund (a)	17,253	1,046,050
The Health Care Select Sector SPDR Fund (a)	20,337	1,028,442
The Industrial Select Sector SPDR Fund (a)	22,487	1,042,722

		12,462,787

DOMESTIC FIXED INCOME — 24.0%
SPDR Barclays Aggregate Bond ETF (a)	120,950	6,890,521
SPDR Barclays High Yield Bond ETF (a)	104,709	4,171,607
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	15,598	526,355
SPDR Barclays Long Term Corporate Bond ETF (a)	28,849	1,066,259

		12,654,742

INFLATION LINKED — 5.1%
SPDR Barclays TIPS ETF (a)	33,497	1,869,803
SPDR DB International Government Inflation-Protected Bond ETF (a)	13,595	810,126

		2,679,929

INTERNATIONAL EQUITY— 33.0%
SPDR Russell/Nomura PRIME Japan ETF (a)	46,813	2,132,800
SPDR S&P Emerging Markets ETF (a)	24,684	1,556,079
SPDR S&P International Small Cap ETF (a)	48,292	1,578,666
SPDR S&P World ex-US ETF (a)	376,619	10,549,098
SPDR STOXX Europe 50 ETF (a)	43,619	1,595,583

		17,412,226

Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 6.1%
SPDR Barclays International Corporate Bond ETF (a)	44,468	$1,608,852
SPDR Barclays International Treasury Bond ETF (a)	27,630	1,612,763

		3,221,615

REAL ESTATE — 6.0%
SPDR Dow Jones International Real Estate ETF (a)	38,024	1,601,951
SPDR Dow Jones REIT ETF (a)	21,338	1,556,180

		3,158,131

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $49,772,358)		$51,589,430

SHORT TERM INVESTMENT — 2.1%
MONEY MARKET FUND — 2.1%
State Street Institutional Liquid Reserves Fund 0.06% (a) (b) (Cost $1,093,934)	1,093,934	1,093,934

TOTAL INVESTMENTS — 99.9% (c)
(Cost $50,866,292)		52,683,364

OTHER ASSETS & LIABILITIES — 0.1%		37,025

NET ASSETS — 100.0%		$52,720,389

(a)	Affiliated Fund. (See accompanying Notes to Schedules of Investments.)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR Blackstone/GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone/GSO Senior Loan Portfolio. The schedule of investments for the Blackstone/GSO Senior Loan Portfolio follows.

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS* — 87.7%
AEROSPACE & DEFENSE — 1.1%
Booz Allen Hamilton, Inc., Senior Secured Term Loan, 3.75%, 7/31/19	$2,987,431	$2,986,311
DigitalGlobe, Inc., Senior Secured Term Loan B, 3.75%, 1/31/20	1,990,000	1,993,731
Spirit Aerosystems, Inc., Senior Secured Term Loan B, 3.75%, 4/18/19	994,950	1,001,168

		5,981,210

AIR FREIGHT & LOGISTICS — 0.3%
Kenan Advantage Group, Inc., Senior Secured Term Loan, 3.75%, 6/10/16	1,700,219	1,711,551

AIRLINES — 2.1%
Delta Air Lines, Inc.
Senior Secured Term Loan B1, 4.00%, 10/18/18	2,989,962	3,003,238
Senior Secured Term Loan B, 4.25%, 4/20/17	1,989,822	2,001,014
United Airlines, Inc., Senior Secured Term Loan B, 4.00%, 4/1/19	3,984,987	4,010,890
US Airways Group, Inc., Senior Secured Term Loan B1, 4.25%, 5/23/19	2,287,402	2,278,824

		11,293,966

AUTO COMPONENTS — 1.7%
Affinia Group Intermediate Holdings, Inc., Senior Secured Term Loan B2, 4.75%, 4/27/20	1,995,000	2,003,728
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.75%, 8/23/19	3,986,241	3,995,807
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,681,582	2,713,439

		8,712,974

AUTOMOBILES — 0.4%
Chrysler Group LLC, Senior Secured Term Loan B, 4.25%, 5/24/17	1,989,822	2,009,362

BIOTECHNOLOGY — 0.8%
Grifols, Inc., Senior Secured Term Loan B, 4.25%, 6/1/17	3,976,970	4,010,774

Security Description	Principal Amount	Value
BUILDING PRODUCTS — 2.2%
ABC Supply Co., Inc., Senior Secured Term Loan, 3.50%, 4/16/20	$3,082,164	$3,069,065
Allegion Public, Ltd. Co., Senior Secured Term Loan B, LIBOR + 2.25%, 9/30/20	2,439,024	2,447,146
Apex Tool Group LLC, Senior Secured Term Loan B, 4.50%, 1/31/20	2,990,000	3,002,708
Armstrong World Industries, Inc., Senior Secured Term Loan B, 3.50%, 3/16/20	2,989,987	2,986,250

		11,505,169

CAPITAL MARKETS — 0.9%
LPL Holdings, Inc., Senior Secured Increment Trench Term Loan B, 3.25%, 3/29/19	1,921,953	1,910,738
RPI Finance Trust
Senior Secured Term Loan Tranche 2, 3.50%, 11/9/18	988,195	992,518
Senior Secured Incremental Tranche 2, 4.00%, 5/9/18	1,985,637	2,000,033

		4,903,289

CHEMICALS — 1.7%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 4.75%, 2/3/20	4,726,250	4,753,497
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 4.00%, 5/4/18	2,970,420	2,948,142
PQ Corp., Senior Secured Term Loan, 4.50%, 8/7/17	997,487	1,003,811

		8,705,450

COMMERCIAL SERVICES & SUPPLIES — 4.2%
4L Holdings LLC, Senior Secured Term Loan B, 6.75%, 5/7/18(a)	3,353,827	3,356,929
ADS Waste Holdings, Inc., Senior Secured Term Loan B, 4.25%, 10/9/19	3,984,950	3,993,119
Aramark Corp.
Senior Secured Extended Term Loan C, 3.75%, 7/26/16	2,000,000	2,007,490
Senior Secured Term Loan D, 4.00%, 9/9/19	2,000,000	2,006,880
Asurion LLC
Senior Secured Term Loan B2, 3.50%, 7/8/20	2,608,846	2,530,581

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Term Loan B1, 4.50%, 5/24/19	$2,487,469	$2,471,536
KAR Auction Services, Inc., Senior Secured Term Loan B, 3.75%, 5/19/17	994,696	999,670
MEI Conlux Holdings (US), Inc., Senior Secured Term Loan B, 5.00%, 8/21/20	400,000	401,166
Monitronics International, Inc., Senior Secured Term Loan B, 4.25%, 3/23/18	2,139,456	2,144,142
West Corp., Senior Secured Term Loan B8, 3.75%, 6/29/18	1,993,799	1,998,903

		21,910,416

COMMUNICATIONS EQUIPMENT — 1.7%
Alcatel-Lucent USA, Inc., Senior Secured Term Loan C, 5.75%, 1/30/19	4,048,282	4,089,049
Blue Coat Systems, Inc., Senior Secured Term Loan, 4.50%, 5/31/19 (a)	5,063,393	5,090,811

		9,179,860

COMPUTERS & PERIPHERALS — 1.7%
Dell, Inc., Senior Secured Term Loan B, LIBOR + 3.50%, 4/30/20	9,090,909	8,996,182

CONSUMER FINANCE — 0.8%
Moneygram International, Inc., Senior Secured Term Loan B, 4.25%, 3/27/20	3,989,975	3,998,713

CONTAINERS & PACKAGING — 1.6%
Berry Plastics Holding Corp., Senior Secured Term Loan D, 3.50%, 2/7/20	2,987,494	2,963,459
Consolidated Container Co. LLC, Senior Secured Term Loan, 5.00%, 7/3/19	2,987,431	3,012,824
Reynolds Group Holdings, Inc., Senior Secured New Dollar Term Loan, 4.75%, 9/28/18	2,487,437	2,501,566

		8,477,849

DIVERSIFIED CONSUMER SERVICES — 3.2%
Bright Horizons Family Solutions, Inc., Senior Secured Term Loan B, 4.00%, 1/30/20	3,982,450	3,987,428
ServiceMaster Co.
Senior Secured Term Loan, 4.25%, 1/31/17	3,987,450	3,896,077
Senior Secured Extended Term Loan, 4.44%, 1/31/17	3,987,386	3,909,294

Security Description	Principal Amount	Value
Weight Watchers International, Inc., Senior Secured Term Loan B2, 3.75%, 4/2/20	$4,982,481	$4,890,629

		16,683,428

DIVERSIFIED FINANCIAL SERVICES — 0.5%
AlixPartners LLP, Senior Secured Term Loan B2, 5.00%, 7/2/20	2,494,987	2,518,378

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
Crown Castle International Corp., Senior Secured Term Loan, 3.25%, 1/31/19	2,992,488	2,968,533
Global Tel*Link Corp., Senior Secured First Lien Term Loan, 5.00%, 5/22/20	2,921,250	2,884,734
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B1, 4.25%, 4/2/18	2,992,475	3,005,941
Light Tower Fiber LLC, Senior Secured First Lien Term Loan, 4.50%, 4/13/20	2,493,750	2,507,391
Telesat LLC, Senior Secured Term Loan B2, 3.50%, 3/28/19	1,990,000	1,981,304
Virgin Media Investment Holdings, Ltd., Senior Secured Term Loan B, 3.50%, 6/8/20	2,000,000	1,992,630
Windstream Corp., Senior Secured Term Loan B4, 3.50%, 1/23/20	1,989,975	1,988,313
Zayo Group LLC, Senior Secured Term Loan B, 4.50%, 7/2/19	1,989,924	1,995,775

		19,324,621

ELECTRIC UTILITIES — 0.5%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	791,667	780,287
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	1,873,261	1,881,222

		2,661,509

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW LLC, Senior Secured Term Loan, 3.50%, 4/29/20	4,148,999	4,093,900

FOOD & STAPLES RETAILING — 3.5%
Albertson’s LLC, Senior Secured Term Loan B2, 4.75%, 3/21/19	4,668,603	4,667,155
BJ’s Wholesale Club, Inc., Senior Secured Replacement Term Loan, 4.25%, 9/26/19	4,488,747	4,489,353

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

Security Description	Principal Amount	Value
Sprouts Farmers Markets Holdings LLC, Senior Secured Term Loan, 4.00%, 4/23/20	$1,791,250	$1,800,206
Supervalu, Inc., Senior Secured Term Loan B, 5.00%, 3/21/19	2,981,668	2,980,028
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/29/19	4,452,365	4,437,049

		18,373,791

FOOD PRODUCTS — 4.0%
AdvancePierre Foods, Inc., Senior Secured Term Loan, 5.75%, 7/10/17	3,984,950	4,013,602
Del Monte Foods Co., Senior Secured Term Loan, 4.00%, 3/8/18	3,944,443	3,941,485
Dole Food Co., Inc., Senior Secured Term Loan, 3.75%, 4/1/20	2,992,481	2,994,082
H.J. Heinz Co., Senior Secured Term Loan B2, 3.50%, 6/5/20	3,995,000	4,015,474
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20	4,000,000	4,116,660
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.25%, 4/29/20	1,994,987	1,981,272

		21,062,575

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Hologic, Inc., Senior Secured Term Loan B, 3.75%, 8/1/19	2,788,218	2,801,504
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18	3,481,956	3,499,366
Kinetic Concepts, Inc., Senior Secured Term Loan D1, 4.50%, 5/4/18	3,559,234	3,593,723
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.00%, 6/7/19	4,682,507	4,719,382

		14,613,975

HEALTH CARE PROVIDERS & SERVICES — 4.5%
Air Medical Group Holdings, Inc., Senior Unsecured Term Loan, 6.50%, 6/30/18(a)	2,491,219	2,541,043
CHG Buyer Corp., Senior Secured First Lien Term Loan, 5.00%, 11/19/19	3,862,957	3,899,172
DaVita, Inc., Senior Secured Term Loan B, 4.50%, 10/20/16	2,984,655	3,007,010
HCA, Inc.
Senior Secured Extended Term Loan B4, 2.93%, 5/1/18	1,764,706	1,765,191
Senior Secured Term Loan B5, 3.00%, 3/31/17	2,000,000	2,001,570

Security Description	Principal Amount	Value
Health Management Associates, Inc., Senior Secured Term Loan B, 3.50%, 11/16/18	$3,084,304	$3,087,912
Iasis Healthcare LLC, Senior Secured Term Loan B2, 4.50%, 5/3/18	2,984,962	2,995,544
Sheridan Holdings, Inc., Senior Secured Term Loan, 4.50%, 6/29/18	1,565,706	1,572,752
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/1/19	2,874,806	2,889,180

		23,759,374

HEALTH CARE TECHNOLOGY — 0.6%
IMS Health, Inc., Senior Secured Term Loan B1, 3.75%, 9/1/17	3,000,000	3,008,625

HOTELS, RESTAURANTS & LEISURE — 5.7%
California Pizza Kitchen, Inc., Senior Secured Term Loan, 5.25%, 3/29/18	3,987,481	3,976,276
Cedar Fair LP, Senior Secured Term Loan B, 3.25%, 3/6/20	1,994,987	2,001,840
Centaur LLC, Senior Secured First Lien Term Loan, 5.25%, 2/15/19	3,600,917	3,621,929
Delta 2 (LUX) S.A.R.L., Senior Secured Term Loan B, 4.50%, 4/30/19	6,567,598	6,617,282
DineEquity, Inc., Senior Secured Term Loan B2, 3.75%, 10/19/17	773,942	779,421
Dunkin’ Brands, Inc., Senior Secured Term Loan B3, 3.75%, 2/14/20	1,989,154	1,990,168
OSI Restaurant Partners LLC, Senior Secured Term Loan, 3.50%, 10/25/19	1,000,000	998,440
PGA Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 4/20/18	2,985,000	2,979,418
Pinnacle Entertainment, Inc., Senior Secured Term Loan B2, 3.75%, 8/13/20	3,022,727	3,027,020
Seminole Tribe of Florida, Senior Secured Term Loan, 3.00%, 4/29/20	1,141,136	1,141,239
Six Flags Theme Parks, Inc., Senior Secured Term Loan B, 4.00%, 12/20/18	1,989,975	2,007,208
Wendy’s International, Inc., Senior Secured Term Loan B, 3.25%, 5/15/19	685,607	685,240

		29,825,481

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD DURABLES — 0.7%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	$2,000,000	$2,005,000
Tempur-Pedic International, Inc., Senior Secured Term Loan B, 3.50%, 3/18/20	1,703,364	1,691,926

		3,696,926

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.7%
AES Corp., Senior Secured Term Loan B, 3.75%, 6/1/18	3,987,462	4,019,283
Calpine Corp.
Senior Secured Term Loan B3, LIBOR + 3.00%, 10/9/19	2,393,955	2,398,443
Senior Secured Term Loan B1, 4.00%, 4/2/18	2,488,517	2,495,734

		8,913,460

INDUSTRIAL CONGLOMERATES — 0.9%
Sequa Corp., Senior Secured Term Loan B, 5.25%, 6/19/17	4,482,444	4,510,862

INSURANCE — 2.9%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 5.00%, 12/20/19	2,984,962	3,001,126
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,987,462	2,980,621
Hub International, Ltd., Senior Secured Term Loan B, LIBOR + 3.75%, 9/17/20	3,529,412	3,551,471
National Financial Partners Corp., Senior Secured Term Loan, 5.25%, 7/1/20	2,992,500	3,014,944
Sedgwick CMS Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 6/12/18	2,936,872	2,969,911

		15,518,073

INTERNET SOFTWARE & SERVICES — 1.1%
Sabre, Inc., Senior Secured Term Loan B, 5.25%, 2/19/19	3,984,950	3,997,064
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19(a)	1,990,000	2,004,925

		6,001,989

IT SERVICES — 1.5%
Information Resources, Inc., Senior Secured Term Loan B, 5.50%, 9/30/20	3,074,724	3,082,411

Security Description	Principal Amount	Value
SunGard Data Systems, Inc.
Senior Secured Term Loan E, 4.00%, 3/9/20	$1,992,494	$2,006,431
Senior Secured Term Loan D, 4.50%, 1/31/20	2,987,462	3,024,776

		8,113,618

LEISURE EQUIPMENT & PRODUCTS — 0.6%
SRAM LLC, Senior Secured Term Loan B, 4.02%, 4/10/20	3,067,379	3,021,368

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.25%, 12/5/18	2,986,212	2,997,784
Quintiles Transnational Corp., Senior Secured Term Loan B, 4.00%, 6/8/18	4,000,000	4,027,520

		7,025,304

MACHINERY — 1.1%
Gardner Denver, Inc., Senior Secured Term Loan, 4.25%, 7/30/20	2,282,051	2,266,488
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/20/20	3,428,571	3,398,263

		5,664,751

MEDIA — 4.8%
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,061,986	3,054,331
Charter Communications Operating LLC, Senior Secured Term Loan E, 3.00%, 7/1/20	3,649,390	3,619,447
Getty Images, Inc., Senior Secured Term Loan B, 4.75%, 10/18/19	483,170	430,142
Interactive Data Corp., Senior Secured Term Loan B, 3.75%, 2/11/18	1,995,580	1,992,258
Kabel Deutschland GMBH, Senior Secured Term Loan F1, 3.25%, 2/1/19	3,000,000	3,004,920
Mediacom Communications Corp., Senior Secured Term Loan H, 3.25%, 1/29/21	1,597,064	1,585,087
Regal Cinemas, Inc., Senior Secured Term Loan B, 2.70%, 8/23/17	1,989,770	1,992,486
Univision Communications, Inc. Senior Secured Term Loan C3, 4.00%, 3/2/20	2,016,892	1,999,607

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Converted Extended Term Loan, 4.50%, 3/2/20	$995,000	$991,791
WideOpenWest Finance LLC, Senior Secured Term Loan B, 4.75%, 4/1/19	3,984,987	4,017,784
Yankee Cable Acquisition LLC, Senior Secured Term Loan B, 5.25%, 3/2/20	2,493,734	2,507,101

		25,194,954

METALS & MINING — 1.0%
Fairmount Minerals, Ltd.
Senior Secured Term Loan B1, 4.31%, 3/15/17	2,000,000	2,005,000
Senior Secured Term Loan B2, 5.00%, 9/5/19	3,000,000	3,010,500

		5,015,500

MULTI-UTILITIES — 0.1%
Power Team Services LLC
Senior Secured Delayed Draw Term Loan, 3.25%, 5/6/20(b)	59,259	58,544
Senior Secured First Lien Term Loan, 4.25%, 5/6/20	472,889	467,176

		525,720

MULTILINE RETAIL — 1.1%
General Nutrition Centers, Inc., Senior Secured Term Loan, 3.75%, 3/2/18	2,998,634	3,014,871
The Neiman Marcus Group, Inc., Senior Secured Extended Term Loan, 4.00%, 5/16/18	2,851,285	2,852,525

		5,867,396

OIL, GAS & CONSUMABLE FUELS — 1.1%
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20	3,000,000	3,016,875
EP Energy LLC
Senior Secured Term Loan B3, 3.50%, 5/24/18	2,000,000	1,995,000
Senior Secured Term Loan B2, 4.50%, 4/30/19	750,000	751,125

		5,763,000

PERSONAL PRODUCTS — 1.6%
NBTY, Inc., Senior Secured Term Loan B2, 3.50%, 10/1/17	3,500,000	3,514,560
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, LIBOR + 3.00%, 8/19/19	5,008,772	5,015,809

		8,530,369

Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.4%
PRA Holdings, Inc., Senior Secured First Lien Term Loan, LIBOR + 4.00%, 9/21/20	$1,250,000	$1,248,831
Valeant Pharmaceuticals International, Inc., Senior Secured Term Loan B, 3.75%, 2/13/19	989,975	992,356

		2,241,187

PROFESSIONAL SERVICES — 0.6%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 12/18/17	2,993,136	3,009,987

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Realogy Corp., Senior Secured Extended Term Loan, 4.50%, 3/5/20	1,990,000	2,006,418

ROAD & RAIL — 0.4%
Avis Budget Car Rental LLC, Senior Secured Term Loan B, 3.00%, 3/15/19	1,990,000	1,987,930

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Freescale Acquisition Corp.
Senior Secured Term Loan B4, LIBOR + 3.75%, 2/28/20	1,994,987	2,007,087
Senior Secured Term Loan B5, LIBOR + 3.75%, 1/15/21	2,500,000	2,509,375
NXP B.V., Senior Secured Term Loan C, 4.75%, 1/11/20	3,486,206	3,541,985

		8,058,447

SOFTWARE — 4.0%
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 8/7/20	4,916,667	4,923,845
Eagle Parent, Inc., Senior Secured Term Loan, LIBOR + 3.25%, 5/16/18	1,994,975	2,001,628
Infor (US), Inc.
Senior Secured Term Loan B3, 3.75%, 6/3/20	2,752,247	2,735,046
Senior Secured Term Loan B2, 5.25%, 4/5/18	2,772,823	2,791,886
Magic Newco LLC, Senior Secured First Lien Term Loan, 5.00%, 12/12/18	328,395	329,781
Rovi Solutions Corp., Senior Secured Term Loan B3, 3.50%, 3/29/19	3,984,988	3,961,278
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	4,483,734	4,499,158

		21,242,622

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 5.0%
Bass Pro Group LLC, Senior Secured Term Loan, 4.00%, 11/20/19	$4,975,613	$4,983,400
Burlington Coat Factory Warehouse Corp., Senior Secured Term Loan B2, 4.25%, 2/23/17	3,992,500	4,010,466
J Crew Group, Inc., Senior Secured Term Loan B1, 4.00%, 3/7/18	4,485,995	4,483,192
Michaels Stores, Inc., Senior Secured Term Loan, 3.75%, 1/28/20	1,995,000	2,000,406
Party City Holdings, Inc., Senior Secured Term Loan B, 4.25%, 7/29/19	3,987,462	3,985,469
Pilot Travel Centers LLC, Senior Secured Term Loan B, 3.75%, 3/30/18	3,296,700	3,294,640
Serta Simmons Holdings LLC, Senior Secured Term Loan, 5.00%, 10/1/19	3,484,956	3,499,889

		26,257,462

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Phillips-Van Heusen Corp., Senior Secured Term Loan B, 3.25%, 2/13/20	1,766,636	1,767,741

TRADING COMPANIES & DISTRIBUTORS — 1.1%
WESCO Distribution, Inc., Senior Secured Term Loan B, 4.50%, 12/12/19	5,893,852	5,928,213

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Cricket Communications, Inc., Senior Secured Term Loan C, 4.75%, 3/9/20	3,990,000	3,998,120
Syniverse Holdings, Inc.
Senior Secured Term Loan B, 4.00%, 4/23/19	2,908,564	2,908,564
Senior Secured Term Loan, 4.00%, 4/23/19	967,079	969,497

		7,876,181

TOTAL SENIOR FLOATING RATE LOANS
(Cost $463,085,692)		$461,061,900

CORPORATE BONDS & NOTES — 6.2%
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Corp., 5.75%, 3/15/20 (c)	1,000,000	1,011,250

DIVERSIFIED CONSUMER SERVICES — 0.4%
Reynolds Group Issuer, Inc., 7.13%, 4/15/19	2,000,000	2,125,000

Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc.
1.78%, 9/15/16	$1,750,000	$1,797,513
2.00%, 9/14/18	1,000,000	1,053,570

		2,851,083

FOOD PRODUCTS — 0.4%
Del Monte Corp., 7.63%, 2/15/19	2,000,000	2,087,500

HEALTH CARE PROVIDERS & SERVICES — 1.0%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18	5,000,000	5,100,000

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
NRG Energy, Inc., 7.63%, 5/15/19	3,000,000	3,172,500

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Cedar Fair LP, 5.25%, 3/15/21(c)	2,000,000	1,920,000

MEDIA — 1.4%
Allbritton Communications Co., 8.00%, 5/15/18	2,000,000	2,152,500
CCO Holdings LLC, 5.75%, 1/15/24	1,000,000	947,500
Live Nation Entertainment, Inc., 7.00%, 9/1/20 (c)	1,250,000	1,304,687
Sinclair Television Group, Inc., 6.13%, 10/1/22	2,000,000	1,995,000
Univision Communications, Inc., 6.88%, 5/15/19 (c)	1,000,000	1,070,000

		7,469,687

MULTILINE RETAIL — 0.4%
J Crew Group, Inc., 8.13%, 3/1/19	2,000,000	2,107,500

OIL, GAS & CONSUMABLE FUELS — 0.2%
Atlas Pipeline Partners LP, 5.88%, 8/1/23(c)	1,000,000	937,500

PHARMACEUTICALS — 0.4%
Grifols, Inc., 8.25%, 2/1/18	2,000,000	2,155,000

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Avaya, Inc., 7.00%, 4/1/19(c)	2,000,000	1,870,000

TOTAL CORPORATE BONDS & NOTES
(Cost $33,302,235)		$32,807,020

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 13.0%
MONEY MARKET FUND — 13.0%
State Street Institutional Liquid Reserves Fund 0.06% (d) (e) (f) (Cost $68,173,415)	68,173,415	$68,173,415

TOTAL INVESTMENTS — 106.9%
(Cost $564,561,342)		562,042,335

LESS UNFUNDED LOAN COMMITMENTS — 0.00% (g)
(Cost $58,966)		(59,259)

NET INVESTMENTS — 106.9% (h)
(Cost $564,502,376)		561,983,076

OTHER ASSETS & LIABILITIES — (6.9)%		(36,284,664)

NET ASSETS — 100.0%		$525,698,412

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(b)	Unfunded or partially unfunded loan commitments.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.4% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SSgA ACTIVE ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (Unaudited)

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs. Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

SSgA ACTIVE ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

The following table summarizes the inputs used in valuing the Portfolios’ investments as of September 30, 2013:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Observable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$138,408,468	$—		$—	$138,408,468
SSgA Income Allocation Portfolio	105,372,349	—		—	105,372,349
SSgA Global Allocation Portfolio	52,683,364	—		—	52,683,364
Blackstone / GSO Senior Loan Portfolio	68,173,415	493,809,661	*	—	561,983,076

*	Less Unfunded Loan Commitments

There were no transfers between levels for the period ended September 30, 2013.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser and/or State Street Corp. and its affiliates. Amounts related to investments in affiliated underlying Funds at September 30, 2013, and for the period then ended are:

SSgA Multi-Asset Real Return Portfolio	Number of Shares Held	Value at	Purchased		Sold		Number of Shares Held at	Value at	Dividend	Realized Gain
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	9/30/13	Income	(Loss)
SPDR Barclays TIPS ETF	288,046	$16,006,716	$6,539,651	117,907	$1,441,478	26,081	379,872	$21,204,455	$53,914	$(1,226)
SPDR DB International Government Inflation-Protected Bond ETF	179,144	10,313,320	3,682,260	63,054	917,152	15,666	226,532	13,499,042	—	16,193
SPDR S&P Global Natural Resources ETF	866,592	$38,987,974	9,533,822	206,613	8,792,018	182,287	890,918	43,164,977	666,394	(233,297)
SPDR S&P International Energy Sector ETF	103,539	2,396,928	422,931	17,680	267,424	10,822	110,397	2,778,693	26,905	11,928
SPDR S&P Metals & Mining ETF	103,088	3,415,306	1,265,319	35,982	390,140	10,394	128,676	4,713,402	34,604	31,361
The Energy Select Sector SPDR Fund	31,198	2,444,675	456,132	5,636	306,666	3,761	33,073	2,741,090	24,124	29,633
SPDR Dow Jones International Real Estate ETF	369,519	14,743,808	2,763,263	68,457	3,476,267	85,735	352,241	14,839,913	203,448	(73,581)
SPDR Dow Jones REIT ETF	171,628	13,035,147	2,207,377	29,512	3,699,915	49,628	151,512	11,049,770	198,653	(164,452)
State Street Institutional Liquid Reserves Fund	154,629	154,629	2,389,482	2,389,482	2,310,316	2,310,316	233,795	233,795	37	—

SSgA Income Allocation Portfolio	Number of Shares Held	Value at	Purchased		Sold		Number of Shares Held at	Value at	Dividend	Realized Gain
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	9/30/13	Income	(Loss)
SPDR S&P Dividend ETF	399,579	$26,492,087	$1,780,408	25,910	$13,842,499	199,898	225,591	$15,552,244	$251,431	$1,910,934
SPDR Wells Fargo Preferred Stock ETF	458,923	19,949,383	378,224	9,065	12,482,639	293,308	174,680	7,137,425	440,216	(769,712)
The Financial Select Sector SPDR Fund	91,613	1,785,537	15,976	798	1,875,998	92,411	—	—	7,067	177,420
The Technology Select Sector SPDR Fund	59,725	1,826,988	16,318	520	1,889,207	60,245	—	—	9,236	54,891
The Utilities Select Sector SPDR Fund	—	—	2,139,504	57,707	91,307	2,406	55,301	2,065,492	20,501	2,136
SPDR Barclays Aggregate Bond ETF	—	—	475,916	8,487	20,287	354	8,133	463,337	—	240

SSgA ACTIVE ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

SSgA Income Allocation Portfolio	Number of Shares Held	Value at	Purchased		Sold		Number of Shares Held at	Value at	Dividend	Realized Gain
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	9/30/13	Income	(Loss)
SPDR Barclays Convertible Securities ETF	20,742	$885,269	$1,058,576	23,461	$433,277	9,817	34,386	$1,554,247	$4,819	$44,616
SPDR Barclays High Yield Bond ETF	174,086	6,874,656	6,256,500	157,909	4,940,675	122,979	209,016	8,327,197	112,331	103,493
SPDR Barclays Long Term Corporate Bond ETF	713,243	26,924,923	1,023,765	28,109	12,665,971	337,157	404,195	14,939,047	237,965	(720,092)
SPDR Barclays Long Term Treasury Bond ETF	212,247	13,616,919	2,294,864	36,848	5,994,653	94,746	154,349	9,646,813	75,356	(180,725)
SPDR Barclays Short Term High Yield Bond	58,976	1,779,896	15,492	514	1,792,876	59,490	—	—	7,885	(31,259)
SPDR Nuveen Barclays Build America Bond ETF	46,701	2,591,438	65,210	1,219	1,088,042	19,938	27,982	1,502,913	23,090	(10,228)
SPDR Barclays TIPS ETF	149,424	8,303,492	454,819	8,217	3,576,809	63,976	93,665	5,228,380	15,154	(174,676)
SPDR EURO STOXX 50 ETF	—	—	2,622,434	78,084	1,250,155	35,661	42,423	1,628,195	87,282	55,333
SPDR S&P Emerging Markets Dividend ETF	224,002	8,693,517	225,490	5,641	4,067,677	102,416	127,227	5,139,971	273,380	(349,229)
SPDR S&P Global Infrastructure ETF	249,730	10,158,767	242,882	5,715	5,595,149	133,402	122,043	5,303,989	275,030	152,242
SPDR S&P International Dividend ETF	236,886	10,340,074	272,162	5,953	4,916,076	108,744	134,095	6,258,213	439,514	(48,290)
SPDR S&P International Telecommunications Sector ETF	106,930	2,476,499	52,048	2,099	1,629,137	68,791	40,238	1,077,976	69,889	66,501
SPDR STOXX Europe 50 ETF	152,694	5,041,956	1,147,292	32,138	2,408,203	69,630	115,202	4,214,089	—	227,561
SPDR Barclays Emerging Markets Local Bond ETF	175,002	5,188,809	138,074	4,568	2,255,638	74,666	104,904	3,171,248	6,700	(95,049)
SPDR Barclays International Corporate Bond ETF	122,066	4,192,967	563,300	15,960	3,687,525	108,647	29,379	1,062,932	2,720	(111,137)
SPDR Dow Jones International Real Estate ETF	214,867	8,573,193	778,287	18,939	3,971,497	96,170	137,636	5,798,605	119,689	79,440
SPDR Dow Jones REIT ETF	81,004	6,152,254	1,299,888	17,272	2,784,383	35,605	62,671	4,570,596	90,836	174,638
State Street Institutional Liquid Reserves Fund	620,536	620,536	3,771,665	3,771,665	3,662,761	3,662,761	729,440	729,440	122	—

SSgA Global Allocation Portfolio	Number of Shares Held	Value at	Purchased		Sold		Number of Shares Held at	Value at	Dividend	Realized Gain
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	9/30/13	Income	(Loss)
SPDR S&P 500 ETF Trust	44,700	$7,152,447	$581,373	3,433	$2,927,516	17,413	30,720	$5,164,032	$37,509	$170,533
SPDR S&P 500 Value ETF	18,869	1,550,088	129,500	1,495	722,344	8,315	12,049	1,022,960	14,568	41,401
SPDR S&P 600 Small Cap ETF	18,111	1,572,578	147,239	1,563	285,720	3,070	16,604	1,591,327	8,607	49,139
SPDR S&P Dividend ETF	8,746	579,860	58,858	844	141,395	2,037	7,553	520,704	6,591	14,208
SPDR S&P MidCap 400 ETF Trust	4,927	1,036,542	97,318	433	166,586	736	4,624	1,046,550	3,626	28,539
SPDR Wells Fargo Preferred Stock ETF	59,176	2,572,381	95,350	2,210	2,593,705	61,386	—	—	41,498	(203,575)
The Consumer Discretionary Select Sector SPDR Fund	18,730	1,056,372	96,919	1,618	184,761	3,095	17,253	1,046,050	6,316	17,375
The Financial Select Sector SPDR Fund	53,233	1,037,511	65,129	3,138	1,144,204	56,371	—	—	4,106	121,737
The Health Care Select Sector SPDR Fund	—	—	1,036,240	20,337	—	—	20,337	1,028,442	4,195	—
The Industrial Select Sector SPDR Fund	—	—	1,139,618	25,785	151,534	3,298	22,487	1,042,722	4,770	5,641
SPDR Barclays Aggregate Bond ETF	109,790	6,243,757	2,239,113	39,684	1,605,600	28,524	120,950	6,890,521	28,888	(53,933)
SPDR Barclays High Yield Bond ETF	25,999	1,026,701	3,566,658	89,906	445,713	11,196	104,709	4,171,607	42,794	2,377
SPDR Barclays Intermediate Term Corporate Bond ETF	46,629	1,566,035	125,240	3,709	1,167,707	34,740	15,598	526,355	8,562	(33,963)

SSgA ACTIVE ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2013 (Unaudited)

SSgA Global Allocation Portfolio	Number of Shares Held	Value at	Purchased		Sold		Number of Shares Held at	Value at	Dividend	Realized Gain
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	9/30/13	Income	(Loss)
SPDR Barclays Long Term Corporate Bond ETF	28,079	$1,059,982	$157,623	4,243	$128,921	3,473	28,849	$1,066,259	$12,807	$(4,549)
SPDR Barclays Short Term High Yield Bond ETF	17,294	521,933	—	—	521,172	17,294	—	—	2,312	(10,366)
SPDR Barclays TIPS ETF	32,448	1,803,136	279,696	5,045	222,697	3,996	33,497	1,869,803	5,096	(2,214)
SPDR DB International Government Inflation-Protected Bond ETF	13,281	764,587	115,024	1,966	95,866	1,652	13,595	810,126	—	(1,015)
SPDR Russell/Nomura PRIME Japan ETF	63,112	2,698,669	306,824	6,864	1,017,046	23,163	46,813	2,132,800	5,561	14,779
SPDR S&P Emerging Markets ETF	26,308	1,568,220	1,280,103	21,506	1,452,399	23,130	24,684	1,556,079	20,071	(20,814)
SPDR S&P International Small Cap ETF	53,091	1,531,144	148,349	4,710	295,498	9,509	48,292	1,578,666	10,672	24,410
SPDR S&P World ex-US ETF	378,827	9,519,923	1,911,725	70,742	1,971,434	72,950	376,619	10,549,098	158,954	131,392
SPDR STOXX Europe 50 ETF	30,060	992,581	616,057	17,347	133,754	3,788	43,619	1,595,583	17,183	15,872
SPDR Barclays Emerging Markets Local Bond ETF	1,014	30,065	—	—	29,906	1,014	—	—	—	(646)
SPDR Barclays International Corporate Bond ETF	44,149	1,516,518	638,552	18,158	608,227	17,839	44,468	1,608,852	3,264	(20,351)
SPDR Barclays International Treasury Bond ETF	8,626	485,472	1,156,554	20,140	64,582	1,136	27,630	1,612,763	2,141	570
SPDR Dow Jones International Real Estate ETF	25,764	1,027,983	635,999	15,388	128,217	3,128	38,024	1,601,951	14,352	10,223
SPDR Dow Jones REIT ETF	13,662	1,037,629	714,334	9,480	137,636	1,804	21,338	1,556,180	21,476	6,042
State Street Institutional Liquid Reserves Fund	1,648,718	1,648,718	4,035,932	4,035,932	4,590,716	4,590,716	1,093,934	1,093,934	236	—

Blackstone / GSO Senior Loan Portfolio	Number of Shares Held	Value at	Purchased		Sold		Number of Shares Held at	Value at	Dividend	Realized Gain
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	9/30/13	Income	(Loss)
State Street Institutional Liquid Reserves Fund	96,122,680	$96,122,680	$134,319,346	134,319,346	$162,268,611	162,268,611	68,173,415	$68,173,415	$19,808	$—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2013, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$143,190,944	$651,672	$5,434,148	$(4,782,476)
SSgA Income Allocation Portfolio	109,353,127	1,694,560	5,675,338	(3,980,778)
SSgA Global Allocation Portfolio	50,866,292	2,227,336	410,264	1,817,072
Blackstone / GSO Senior Loan Portfolio	564,561,342	645,720	3,164,727	(2,519,007)

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is also available on the Portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham President

By:	/s/ Chad C. Hallett
Chad C. Hallett Treasurer

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President

By:	/s/ Chad C. Hallett
Chad C. Hallett Treasurer

Date: November 25, 2013